UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1.	Reports to Stockholders.

December 31, 2014

SEMI-ANNUAL REPORT

New Covenant Funds

† New Covenant Growth Fund

† New Covenant Income Fund

† New Covenant Balanced Growth Fund

† New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Canada — 2.2%
Canadian Natural Resources	52,303	$1,615
Canadian Pacific Railway	23,361	4,501
lululemon athletica*	15,588	870
Valeant Pharmaceuticals International*	15,502	2,219

		9,205

China — 1.1%
Alibaba Group Holding ADR*	14,065	1,462
Baidu*	13,627	3,106

		4,568

Hong Kong — 1.1%
China Mobile ADR	74,577	4,387

Ireland — 3.4%
Accenture, Cl A	23,300	2,081
Actavis*	11,957	3,078
Eaton	6,792	462
Ingersoll-Rand	11,456	726
Mallinckrodt*	9,907	981
Perrigo	8,882	1,485
Seagate Technology	28,064	1,866
Shire ADR	16,444	3,495

		14,174

Israel — 0.7%
Check Point Software Technologies*	18,329	1,440
Teva Pharmaceutical Industries	24,342	1,400

		2,840

Japan — 2.1%
Toyota Motor ADR	68,813	8,635

Netherlands — 0.0%
Chicago Bridge & Iron	509	21

Description	Shares	Market Value ($ Thousands)

Puerto Rico — 0.1%
Popular*	7,857	$267

United Kingdom — 2.1%
BP ADR	75,769	2,888
Liberty Global, Cl A*	84,598	4,247
Rio Tinto ADR	31,795	1,465

		8,600

United States — 84.8%
Consumer Discretionary — 14.8%
Amazon.com*	4,406	1,368
CBS, Cl B	19,283	1,067
Charter Communications, Cl A*	18,440	3,072
Chipotle Mexican Grill, Cl A*	828	567
Comcast, Cl A	19,895	1,154
Deckers Outdoor*	2,878	262
Delphi Automotive	26,453	1,924
Dillard’s, Cl A	1,735	217
DIRECTV*	37,820	3,279
Dollar General*	53,111	3,755
Ford Motor	102,320	1,586
General Motors	129,933	4,536
Harley-Davidson	20,361	1,342
Hilton Worldwide Holdings*	53,733	1,402
Home Depot	39,994	4,198
Jarden*	4,198	201
Kohl’s	11,502	702
LKQ*	26,850	755
Macy’s	4,240	279
Marriott International, Cl A	23,896	1,865
McDonald’s	18,915	1,772
Michael Kors Holdings*	28,369	2,131
Mohawk Industries*	3,180	494
Netflix*	4,430	1,513
NIKE, Cl B	3,021	290
priceline.com*	599	683
PVH	7,689	985
Signet Jewelers	1,669	220
Staples	15,974	289
Starbucks	8,045	660
Starwood Hotels & Resorts Worldwide	2,985	242
Tesla Motors*	4,253	946
Tiffany	6,728	719
Time Warner	24,980	2,134
Time Warner Cable	29,499	4,486
Tribune*	30,505	1,823
TripAdvisor*	25,061	1,871
Twenty-First Century Fox, Cl A	55,770	2,142
Viacom, Cl B	7,651	576
Walt Disney	41,819	3,939
Wyndham Worldwide	6,033	517

		61,963

New Covenant Funds / Semi-Annual Report / December 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

December 31, 2014

Description	Shares	Market Value ($ Thousands)
Consumer Staples — 2.5%
Bunge	18,538	$1,685
Campbell Soup	10,087	444
Clorox	14,533	1,514
Coca-Cola	5,087	215
Coca-Cola Enterprises	34,880	1,542
ConAgra Foods	4,128	150
Costco Wholesale	8,954	1,269
General Mills	3,656	195
Kellogg	11,590	758
Kimberly-Clark	5,159	596
Mondelez International, Cl A	15,415	560
PepsiCo	4,205	398
Procter & Gamble	7,726	704
Whole Foods Market	10,698	540

		10,570

Energy — 6.4%
Apache	33,611	2,106
Baker Hughes	3,773	212
Cabot Oil & Gas	57,753	1,710
California Resources*	10,690	59
Chevron	7,103	797
Cimarex Energy	4,204	446
Concho Resources*	5,750	574
ConocoPhillips	15,504	1,071
Denbury Resources	62,878	511
Devon Energy	13,558	830
EQT	2,284	173
Exxon Mobil	5,701	527
Halliburton	61,245	2,409
Hess	35,245	2,602
Kosmos Energy*	91,001	763
Marathon Oil	24,229	685
MarkWest Energy Partners	27,601	1,855
Noble Energy	51,584	2,447
Occidental Petroleum	26,726	2,154
Phillips 66	28,498	2,043
Pioneer Natural Resources	1,823	271
Range Resources	4,906	262
SandRidge Energy*	128,032	233
Schlumberger	9,101	777
Spectra Energy	33,732	1,224
Ultra Petroleum*	1,421	19

		26,760

Financials — 17.7%
ACE	16,145	1,855
Allstate	27,883	1,959
American Express	16,564	1,541
American International Group	53,194	2,979
American Tower, Cl A‡	20,403	2,017
Bank of America	429,976	7,692

Description	Shares	Market Value ($ Thousands)
Bank of New York Mellon	1,615	$66
Berkshire Hathaway, Cl B*	30,265	4,544
BlackRock, Cl A	5,687	2,033
Blackstone Group	82,589	2,794
Boston Properties‡	97	12
Capital One Financial	4,000	330
CBRE Group, Cl A*	25,273	866
Chubb	1,345	139
CIT Group	10,317	494
Citigroup	222,972	12,065
Comerica	6,777	317
Crown Castle International‡	10,620	836
Digital Realty Trust‡	5,077	337
Discover Financial Services	435	29
Forest City Enterprises, Cl A*	15,261	325
Goldman Sachs Group	2,512	487
Hartford Financial Services Group	55,407	2,310
HCP‡	2,081	92
Intercontinental Exchange	1,112	244
JPMorgan Chase	97,420	6,097
KKR, Cl Miscellaneous	71,793	1,666
Lincoln National	7,402	427
Marsh & McLennan	28,122	1,610
MetLife	108,103	5,847
Morgan Stanley	5,222	203
Northern Trust	29,308	1,975
PartnerRe	1,727	197
PNC Financial Services Group	684	62
ProLogis‡	44,258	1,904
Santander Consumer USA Holdings	35,766	701
Starwood Property Trust‡	29,011	674
State Street	25,853	2,030
Vornado Realty Trust‡	1,113	131
Voya Financial	17,377	736
Wells Fargo	40,998	2,248
Weyerhaeuser‡	34,377	1,234

		74,105

Health Care — 11.1%
AbbVie	86,919	5,688
Agilent Technologies	11,291	462
Alexion Pharmaceuticals*	4,444	822
AmerisourceBergen, Cl A	19,638	1,771
Anthem	20,827	2,617
athenahealth*	3,780	551
Biogen Idec*	6,347	2,155
Bristol-Myers Squibb	58,196	3,436
Cardinal Health	16,252	1,312
Celgene*	1,040	116
Eli Lilly	2,819	195
Express Scripts Holding*	17,102	1,448
Gilead Sciences*	16,931	1,596
Henry Schein*	8,477	1,154

2	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Shares	Market Value ($ Thousands)
Humana	21,034	$3,021
Laboratory Corp of America Holdings*	7,606	821
Medtronic	29,050	2,097
Merck	61,636	3,500
Mettler-Toledo International*	2,052	621
Mylan*	480	27
NPS Pharmaceuticals*	23,120	827
Patterson	11,936	574
Pfizer	49,448	1,540
Quest Diagnostics	3,427	230
Regeneron Pharmaceuticals*	4,347	1,783
United Therapeutics*	21,026	2,723
Vertex Pharmaceuticals*	23,583	2,802
Waters*	14,600	1,646
Zoetis, Cl A	20,082	864

		46,399

Industrials — 9.3%
3M	12,936	2,126
AECOM Technology*	14,226	432
AGCO	5,310	240
Alaska Air Group	4,005	240
Allison Transmission Holdings	21,270	721
American Airlines Group	58,425	3,133
Avis Budget Group*	4,771	316
CSX	1,434	52
Cummins	13,806	1,990
Deere	21,553	1,907
Delta Air Lines	68,089	3,349
FedEx	1,506	261
Flowserve	13,270	794
Fluor	5,911	358
Generac Holdings*	14,689	687
General Electric	232,288	5,870
IHS, Cl A*	64	7
Joy Global	22,160	1,031
Kansas City Southern	21,146	2,580
MSC Industrial Direct, Cl A	2,578	209
Navistar International*	5,685	190
Norfolk Southern	17,308	1,897
Parker Hannifin	1,822	235
Precision Castparts	7,808	1,881
Quanta Services*	22,312	634
Spirit Airlines*	17,091	1,292
Union Pacific	35,797	4,265
United Parcel Service, Cl B	2,074	231
United Technologies	7,972	917
WESCO International*	3,332	254
WW Grainger	3,643	929

		39,028

Information Technology — 18.2%
Activision Blizzard	30,902	623
Adobe Systems*	33,499	2,435
Alliance Data Systems*	12,267	3,509
Apple	60,196	6,644

Description	Shares	Market Value ($ Thousands)
Applied Materials	313,500	$7,812
Autodesk*	24,667	1,482
Automatic Data Processing	4,681	390
Cisco Systems	243,368	6,769
EMC	38,693	1,151
Equinix	2,638	598
Facebook, Cl A*	59,165	4,616
Google, Cl A*	7,818	4,149
Google, Cl C*	1,247	656
International Business Machines	10,423	1,672
Intuit	3,976	367
Lam Research	20,498	1,626
LinkedIn, Cl A*	11,425	2,625
Mastercard, Cl A	39,350	3,391
Micron Technology*	59,263	2,075
Microsoft	89,897	4,176
Oracle	9,616	432
Salesforce.com*	66,721	3,957
Splunk*	3,582	211
Symantec	982	25
Teradata*	22,558	985
Texas Instruments	72,080	3,854
Visa, Cl A	12,163	3,189
VMware, Cl A*	11,489	948
Workday, Cl A*	16,734	1,366
Yahoo!*	88,620	4,476

		76,209

Materials — 2.9%
Air Products & Chemicals	5,500	793
Alcoa	26,173	413
Ball	24,815	1,692
Dow Chemical	19,497	889
Ecolab	25,475	2,663
International Flavors & Fragrances	7,730	784
Louisiana-Pacific*	14,922	247
PPG Industries	7,918	1,830
Reliance Steel & Aluminum	28,794	1,764
Rock-Tenn, Cl A	6,782	413
Sherwin-Williams	1,003	264
Sigma-Aldrich	3,806	522

		12,274

Telecommunication Services — 1.3%
Level 3 Communications*	17,051	842
Verizon Communications	94,887	4,439

		5,281

Utilities — 0.6%
NextEra Energy	18,968	2,016
Sempra Energy	2,615	291

		2,307

		354,896

Total Common Stock
(Cost $346,242) ($ Thousands)		407,593

New Covenant Funds / Semi-Annual Report / December 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

December 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.0%
United States Treasury Bills
0.040%, 03/05/2015 (A)	$50	$50

Total U.S. Treasury Obligation (Cost $50) ($ Thousands)		50

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	2,473,226	2,473

Total Cash Equivalent (Cost $2,473) ($ Thousands)		2,473

TIME DEPOSIT — 1.5%
Brown Brothers Harriman
0.030%, 01/02/2015	6,357	6,357

Total Time Deposit (Cost $6,357) ($ Thousands)		6,357

Total Investments — 99.7% (Cost $355,122) ($ Thousands)		$416,473

Percentages are based on a Net Assets of $417,679 ($ Thousands).

‡	Real Estate Investment Trust

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security. (See Note 3)

(A)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$407,593	$—	$—	$407,593
U.S. Treasury Obligation	—	50	—	50
Cash Equivalent	2,473	—	—	2,473
Time Deposit	6,357	—	—	6,357

Total Investments in Securities	$416,423	$50	$—	$416,473

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilites.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	New Covenant Funds / Semi-Annual Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.0%

Agency Mortgage-Backed Obligations — 36.1%
FHLMC
6.500%, 09/01/2039	$126	$143
5.500%, 12/01/2036	152	170
5.500%, 08/01/2038	123	138
5.500%, 11/01/2038	109	121
5.500%, 12/01/2038	612	688
5.000%, 12/01/2020	312	332
5.000%, 05/01/2022	130	140
5.000%, 04/01/2024	129	140
5.000%, 08/01/2038	38	42
5.000%, 03/01/2039	38	42
5.000%, 02/01/2040	532	589
4.500%, 08/01/2040	137	149
4.500%, 08/01/2040	116	126
4.000%, 09/01/2040	143	153
4.000%, 04/01/2043	187	202
4.000%, 06/01/2043	97	104
4.000%, 06/01/2043	97	104
4.000%, 07/01/2043	91	98
4.000%, 07/01/2043	90	97
4.000%, 08/01/2043	93	101
3.986%, 07/01/2040 (A)	317	335
3.500%, 08/01/2033	89	94
3.500%, 01/01/2041	1,400	1,456
3.500%, 11/01/2042	183	191
3.500%, 01/01/2043	190	198
3.500%, 02/01/2043	95	99
3.500%, 04/01/2043	94	98
3.500%, 05/01/2043	972	1,014
3.500%, 05/01/2043	352	368
3.500%, 06/01/2043	919	959
3.500%, 07/01/2043	972	1,014
2.500%, 01/15/2028	1,000	1,017
FHLMC, Ser 2011-3947, Cl SG, IO
5.789%, 10/15/2041 (A)	745	138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Ser 2012-4073, Cl MF
0.611%, 08/15/2039 (A)	$385	$387
FHLMC, Ser 2012-4099, Cl ST, IO
5.839%, 08/15/2042 (A)	255	59
FHLMC, Ser 2014-326, Cl F2
0.711%, 03/15/2044 (A)	574	579
FHLMC, Ser 2014-4310, Cl SA, IO
5.789%, 02/15/2044 (A)	96	22
FHLMC, Ser 2014-4335, Cl SW, IO
5.839%, 05/15/2044 (A)	97	23
FHLMC, Ser K041, Cl X1, IO
0.559%, 10/25/2024	2,340	106
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	810	857
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.339%, 07/15/2037 (A)	1,041	174
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	294
FHLMC CMO, Ser 2012-274, Cl F1
0.661%, 08/15/2042 (A)	442	447
FHLMC CMO, Ser 2012-279, Cl F6
0.611%, 09/15/2042 (A)	429	433
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	546	84
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	435	50
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	998	115
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,255	162
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.889%, 08/15/2042 (A)	82	18
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.989%, 11/15/2042 (A)	86	18
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.089%, 09/15/2042 (A)	423	81
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	895	936
FHLMC CMO, Ser 2013-4231, Cl FB
0.611%, 07/15/2038 (A)	557	561
FHLMC CMO, Ser K038, Cl A2
3.389%, 03/25/2024	114	120
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl X1, IO
1.171%, 01/25/2021 (A)	3,248	190
FHLMC Multifamily Structured Pass- Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	500	500
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.370%, 02/25/2024 (A)	1,040	1,027

New Covenant Funds / Semi-Annual Report / December 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.820%, 04/25/2024 (A)	$340	$328
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.570%, 08/25/2024 (A)	360	359
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
2.670%, 08/25/2024 (A)	250	246
FNMA
7.000%, 11/01/2037	11	13
7.000%, 12/01/2037	6	7
7.000%, 02/01/2038	8	9
7.000%, 09/01/2038	4	4
7.000%, 11/01/2038	15	18
7.000%, 11/01/2038	6	7
7.000%, 11/01/2038	45	52
7.000%, 11/01/2038	4	4
6.500%, 08/01/2017	80	84
6.500%, 01/01/2038	224	254
6.500%, 05/01/2040	583	664
6.000%, 07/01/2037	104	118
6.000%, 09/01/2037	141	160
6.000%, 11/01/2038	266	301
5.894%, 10/01/2017	404	445
5.500%, 09/01/2034	657	739
5.500%, 02/01/2035	387	435
5.479%, 06/01/2017	2,070	2,226
5.000%, 01/01/2021	252	271
5.000%, 11/01/2025	173	191
5.000%, 06/01/2035	199	221
5.000%, 02/01/2036	337	373
5.000%, 01/01/2038	2,000	2,210
5.000%, 03/01/2040	261	288
5.000%, 06/01/2040	461	511
5.000%, 06/01/2040	53	58
5.000%, 06/01/2040	575	637
4.603%, 04/01/2020	1,336	1,477
4.514%, 12/01/2019	935	1,035
4.501%, 01/01/2020	740	821
4.500%, 01/01/2038	1,900	2,062
4.500%, 01/01/2041	26	29
4.500%, 09/01/2043	190	210
4.500%, 09/01/2043	25	27
4.500%, 10/01/2043	191	212
4.500%, 11/01/2043	95	105
4.500%, 12/01/2043	96	106
4.500%, 01/01/2044	96	106
4.500%, 07/01/2044	196	217
4.500%, 08/01/2044	200	217
4.500%, 08/01/2044	948	1,029

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 10/01/2044	$1,187	$1,310
4.377%, 11/01/2019	508	557
4.000%, 06/01/2025	369	394
4.000%, 11/15/2034	3,300	3,522
4.000%, 09/01/2041	617	659
4.000%, 04/01/2042	4,778	5,125
4.000%, 07/01/2042	871	939
4.000%, 11/01/2042	179	193
4.000%, 05/01/2043	181	194
4.000%, 06/01/2043	88	95
4.000%, 06/01/2043	93	99
4.000%, 06/01/2043	97	104
4.000%, 06/01/2043	175	188
4.000%, 06/01/2043	91	99
4.000%, 07/01/2043	182	195
4.000%, 07/01/2043	184	199
4.000%, 07/01/2043	87	93
4.000%, 08/01/2043	97	105
3.700%, 12/01/2020	336	361
3.695%, 01/01/2021	1,596	1,711
3.500%, 12/01/2032	1,161	1,224
3.500%, 04/01/2033	171	181
3.500%, 05/01/2033	470	496
3.500%, 08/01/2033	89	94
3.500%, 10/01/2033	89	94
3.500%, 11/01/2033	90	95
3.500%, 12/01/2033	91	96
3.500%, 01/01/2041	1,400	1,479
3.500%, 01/01/2041	100	104
3.500%, 12/01/2042	168	176
3.500%, 12/01/2042	181	189
3.500%, 12/01/2042	91	95
3.500%, 03/01/2043	1,099	1,149
3.500%, 04/01/2043	640	669
3.500%, 06/01/2043	944	985
3.450%, 11/01/2023	699	742
3.030%, 12/01/2021	711	740
3.000%, 01/16/2026	2,300	2,391
2.740%, 06/01/2023	595	604
2.500%, 01/01/2026	200	204
2.500%, 10/01/2042	956	935
2.480%, 06/01/2019	985	1,006
2.400%, 12/01/2022	250	249
2.393%, 12/01/2035 (A)	110	118
2.325%, 03/01/2036 (A)	57	61
2.260%, 12/01/2022	1,000	989
1.940%, 07/01/2019	397	398
1.858%, 05/01/2043 (A)	1,930	1,983
0.646%, 11/01/2023 (A)	600	600
0.626%, 12/01/2023 (A)	500	504
0.606%, 01/01/2024 (A)	1,000	1,008
0.516%, 01/01/2023 (A)	481	485
0.506%, 01/01/2023 (A)	480	479
0.496%, 01/01/2023 (A)	500	500

6	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	$384	$426
FNMA, Ser 2010-100, Cl SD, IO
6.411%, 09/25/2040 (A)	1,063	199
FNMA, Ser 2014-47, Cl AI, IO
1.834%, 08/25/2044 (A)	936	65
FNMA, Ser M5, Cl SA, IO
4.487%, 01/25/2017 (A)	3,772	107
FNMA, Ser M6, Cl FA
0.447%, 12/25/2017 (A)	151	151
FNMA CMO, Ser 1992-1, Cl F
0.970%, 01/25/2022 (A)	153	154
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	829	932
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	790	818
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	600	655
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	512
FNMA CMO, Ser 2012-108, Cl F
0.670%, 10/25/2042 (A)	430	433
FNMA CMO, Ser 2012-128, Cl SL, IO
5.981%, 11/25/2042 (A)	87	20
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.981%, 11/25/2042 (A)	87	18
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,565	187
FNMA CMO, Ser 2012-93, Cl SG, IO
5.931%, 09/25/2042 (A)	328	67
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,206	141
FNMA CMO, Ser 2012-M11, Cl FA
0.657%, 08/25/2019 (A)	136	137
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	214
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.370%, 07/25/2024 (A)	261	258
GNMA
5.500%, 02/20/2037	182	205
5.500%, 07/20/2038	101	113
5.500%, 01/15/2039	244	273
5.000%, 12/20/2038	78	83
5.000%, 03/15/2039	245	270
5.000%, 03/20/2039	188	201
5.000%, 07/20/2040	2,206	2,462
4.863%, 06/20/2061	1,505	1,615
4.826%, 06/20/2061	1,415	1,555
4.697%, 09/20/2061	1,363	1,469
4.650%, 12/20/2060	1,375	1,466
4.626%, 07/20/2061	1,426	1,532
4.500%, 07/20/2038	80	83
4.500%, 05/20/2040	1,266	1,392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 01/20/2041	$707	$776
4.500%, 07/20/2041	274	300
4.295%, 07/20/2061	1,282	1,371
4.000%, 01/01/2040	1,200	1,287
3.500%, 01/15/2041	2,300	2,414
3.500%, 01/15/2041	1,100	1,155
2.500%, 02/20/2027	1,994	2,048
GNMA, Ser 134, Cl A
3.100%, 09/16/2047 (A)	219	223
GNMA, Ser 2012-H30, Cl GA
0.506%, 12/20/2062 (A)	1,340	1,327
GNMA, Ser 2013-H01, Cl TA
0.656%, 01/20/2063 (A)	458	460
GNMA, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	498	493
GNMA, Ser 2013-H08, Cl BF
0.556%, 03/20/2063 (A)	1,193	1,183
GNMA, Ser 85, Cl IA, IO
0.834%, 03/16/2047 (A)	3,927	240
GNMA, Ser 95, Cl IO, IO
0.711%, 04/16/2047 (A)	2,497	150
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	536	566
GNMA CMO, Ser 2009-31, Cl MA
4.500%, 08/20/2033	24	24
GNMA CMO, Ser 2009-86, Cl A
3.536%, 09/16/2035	99	100
GNMA CMO, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,307	1,308
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	888	894
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	228	30
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	128	33
GNMA CMO, Ser 2012-H18, Cl NA
0.676%, 08/20/2062 (A)	329	329
GNMA CMO, Ser 2013-H21, Cl FB
0.856%, 09/20/2063 (A)	727	731
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	350	359
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	322	329

		110,396

Non-Agency Mortgage-Backed Obligations — 5.9%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	242	243
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.327%, 06/25/2045 (A)	268	266

New Covenant Funds / Semi-Annual Report / December 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	$200	$205
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AJ
5.763%, 05/10/2045 (A)	710	742
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	251
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)(C)	133	132
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	45	46
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	91	95
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.345%, 05/26/2036 (A)(B)	268	254
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.810%, 07/25/2034 (A)	209	200
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	258	262
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	110	121
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (B)(C)	89	87
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	70	75
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.961%, 08/13/2027 (A)(B)	116	116
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	311	314
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.100%, 11/17/2026 (A)(B)	39	39
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	102
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC15, Cl XA, IO
1.421%, 04/10/2047 (A)	2,024	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.014%, 12/10/2023 (A)	$1,728	$100
Commercial Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	50	54
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	50	53
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	22
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	10	11
Commercial Mortgage Trust, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (A)(B)	140	146
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.004%, 02/13/2032 (A)(B)	200	200
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	436	444
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	273	277
CSMC, Ser 2010-11R, Cl A6
1.170%, 06/28/2047 (A)(B)	343	329
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	66	66
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	151	152
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	51	52
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038 (A)	3	3
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	300	309
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	90	99
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.061%, 07/15/2029 (A)(B)	205	204
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.840%, 01/25/2035 (A)	689	664
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.420%, 04/25/2037 (A)	187	172

8	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	$210	$232
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	50	54
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.562%, 09/15/2047 (A)	110	112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.524%, 02/25/2035 (A)	109	110
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.904%, 07/15/2044 (A)	340	370
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	109
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.162%, 09/15/2045 (A)	230	256
Lehman Brothers Small Balance Commercial, Ser 2A, Cl 1A
0.420%, 09/25/2030 (A)(B)	272	256
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	93	96
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	229	243
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	85	88
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	119	129
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.288%, 11/12/2037 (A)	357	364
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.882%, 08/12/2049 (A)	200	218
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (A)	120	130
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	40	40

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	$21	$21
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.810%, 08/12/2041 (A)	240	252
Morgan Stanley Capital I, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A)(B)	490	506
Morgan Stanley Capital I, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A)(B)	400	411
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	77	77
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	174	174
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	143	145
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	121	123
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.355%, 08/25/2029 (A)(B)	12	11
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.020%, 08/25/2029 (A)(B)	236	237
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	71	71
RALI Trust, Ser 2003-QS13, Cl A5
0.820%, 07/25/2033 (A)	91	84
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	116	119
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	264
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.462%, 12/25/2034 (A)	115	114
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.466%, 12/20/2034 (A)	340	324
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.686%, 06/20/2034 (A)	165	161
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	225	228
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	82	82

New Covenant Funds / Semi-Annual Report / December 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	$212	$211
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	249	254
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	349	348
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.398%, 03/25/2034 (A)	389	393
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.810%, 09/25/2043 (A)	193	184
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.246%, 04/25/2045 (A)	280	281
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.288%, 05/10/2045 (A)(B)	1,423	167
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	119
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	76
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.758%, 05/10/2063 (A)(B)	482	38
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	786	893
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	74
Wells Fargo, Ser 2005-AR3, Cl 1A1
2.619%, 03/25/2035 (A)	234	236
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.487%, 08/15/2050 (A)	2,629	234
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.573%, 06/15/2045 (A)(B)	1,301	113
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	162
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.458%, 05/15/2045 (A)(B)	1,432	117
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.727%, 10/15/2057 (A)	4,225	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser C10, Cl XA, IO
1.795%, 12/15/2045 (A)(B)	$1,279	$126
WFRBS Commercial Mortgage Trust, Ser C23, Cl C
3.850%, 10/15/2057 (A)	150	147
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	180	192

		18,008

Total Mortgage-Backed Securities (Cost $126,021) ($ Thousands)		128,404

CORPORATE OBLIGATIONS — 20.9%

Consumer Discretionary — 1.5%
21st Century Fox America
9.500%, 07/15/2024	80	111
Amazon.com
3.800%, 12/05/2024	310	318
3.300%, 12/05/2021	89	90
American Honda Finance
2.250%, 08/15/2019	50	50
1.550%, 12/11/2017	34	34
1.000%, 08/11/2015 (B)	490	492
Bed Bath & Beyond
3.749%, 08/01/2024	37	38
CBS
3.700%, 08/15/2024	94	94
Daimler Finance North America
2.250%, 07/31/2019 (B)	200	199
DIRECTV Holdings
3.950%, 01/15/2025	14	14
Ford Motor Credit
8.125%, 01/15/2020	340	421
5.875%, 08/02/2021	230	266
3.000%, 06/12/2017	200	205
1.684%, 09/08/2017	200	199
Historic TW
6.625%, 05/15/2029	50	63
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	181
Johnson Controls
3.625%, 07/02/2024	23	23
Macy’s Retail Holdings
2.875%, 02/15/2023	33	32
NBC Universal Media
2.875%, 01/15/2023	100	100
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	102	101
TCI Communications
8.750%, 08/01/2015	536	561
7.875%, 02/15/2026	240	335

10	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner
4.750%, 03/29/2021	$50	$54
Time Warner Cable
5.000%, 02/01/2020	350	386
Viacom
4.250%, 09/01/2023	90	93
2.750%, 12/15/2019	21	21
Walt Disney
0.450%, 12/01/2015	13	13

		4,494

Consumer Staples — 1.5%
Bunge Finance
8.500%, 06/15/2019	60	74
ConAgra Foods
2.100%, 03/15/2018	12	12
1.300%, 01/25/2016	10	10
CVS Health
4.125%, 05/15/2021	300	326
Kimberly-Clark
6.125%, 08/01/2017	140	156
Kraft Foods Group
5.375%, 02/10/2020	86	98
3.500%, 06/06/2022	290	297
Kroger
8.000%, 09/15/2029	40	55
4.000%, 02/01/2024	260	273
3.900%, 10/01/2015	660	674
Mondelez International
5.375%, 02/10/2020	184	208
4.000%, 02/01/2024	300	314
PepsiCo
3.000%, 08/25/2021	290	299
2.750%, 03/05/2022	80	80
2.500%, 05/10/2016	280	286
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	250
Sysco
3.000%, 10/02/2021	9	9
Tyson Foods
4.875%, 08/15/2034	180	197
3.950%, 08/15/2024	147	152
Walgreens Boots Alliance
3.300%, 11/18/2021	33	33
Wal-Mart Stores
4.250%, 04/15/2021	210	232
3.300%, 04/22/2024	38	39
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	365
2.400%, 10/21/2018 (B)	140	141

		4,632

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.6%
Anadarko Holding
7.150%, 05/15/2028	$80	$99
Anadarko Petroleum
6.375%, 09/15/2017	390	434
5.950%, 09/15/2016	40	43
Apache
3.625%, 02/01/2021	60	61
3.250%, 04/15/2022	243	239
Baker Hughes
3.200%, 08/15/2021	90	91
Cameron International
4.000%, 12/15/2023	10	10
Canadian Natural Resources
3.450%, 11/15/2021	60	59
Chevron
3.191%, 06/24/2023	33	34
2.355%, 12/05/2022	55	53
ConocoPhillips
6.000%, 01/15/2020	230	267
Continental Resources
3.800%, 06/01/2024	10	9
Devon Energy
6.300%, 01/15/2019	320	365
3.250%, 05/15/2022	38	37
Ecopetrol
4.125%, 01/16/2025	30	29
Enterprise Products Operating
3.900%, 02/15/2024	42	43
3.750%, 02/15/2025	47	47
EOG Resources
2.625%, 03/15/2023	26	25
Gulf South Pipeline
4.000%, 06/15/2022	80	79
Halliburton
3.500%, 08/01/2023	107	108
Hess
8.125%, 02/15/2019	90	107
7.875%, 10/01/2029	70	90
Kerr-McGee
7.875%, 09/15/2031	50	68
Magellan Midstream Partners
4.250%, 02/01/2021	70	75
Marathon Oil
6.000%, 10/01/2017	56	62
0.900%, 11/01/2015	66	66
Nabors Industries
4.625%, 09/15/2021	60	56
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29

New Covenant Funds / Semi-Annual Report / December 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Noble Energy
4.150%, 12/15/2021	$290	$296
3.900%, 11/15/2024	28	28
Occidental Petroleum
3.125%, 02/15/2022	100	99
2.700%, 02/15/2023	47	45
Petrodrill Five
4.390%, 04/15/2016	169	173
Petrodrill Four
4.240%, 01/15/2016	243	246
Petroleos Mexicanos
4.875%, 01/18/2024	294	305
4.250%, 01/15/2025 (B)	16	16
3.125%, 01/23/2019	12	12
Plains All American Pipeline
3.600%, 11/01/2024	55	54
2.600%, 12/15/2019	21	21
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	304
Spectra Energy Capital
5.650%, 03/01/2020	133	148
Spectra Energy Partners
2.950%, 09/25/2018	23	23
Suncor Energy
3.600%, 12/01/2024	35	35
Sunoco Logistics Partners Operations
4.250%, 04/01/2024	23	23
Texas Eastern Transmission
2.800%, 10/15/2022 (B)	92	87
Tosco
7.800%, 01/01/2027	50	68
Total Capital Canada
2.750%, 07/15/2023	56	54
TransCanada PipeLines
3.750%, 10/16/2023	50	50
2.500%, 08/01/2022	40	38
Transocean
6.375%, 12/15/2021	10	9

		4,837

Financials — 8.9%
AIG Global Funding
1.650%, 12/15/2017 (B)	26	26
Allstate
3.150%, 06/15/2023	28	28
American Express
2.650%, 12/02/2022	425	417
American International Group
4.125%, 02/15/2024	59	63
3.375%, 08/15/2020	15	15
American Tower‡
3.500%, 01/31/2023	50	48
American Tower Trust I‡
3.070%, 03/15/2023 (B)	80	80
1.551%, 03/15/2018‡ (B)	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Aon
3.500%, 06/14/2024	$45	$45
Bank of America
10.200%, 07/15/2015	264	277
7.625%, 06/01/2019	75	91
6.875%, 04/25/2018	390	448
5.625%, 07/01/2020	280	319
5.420%, 03/15/2017	200	214
5.000%, 05/13/2021	360	402
5.000%, 01/21/2044	370	414
4.250%, 10/22/2026	38	38
4.200%, 08/26/2024	210	214
4.125%, 01/22/2024	370	389
4.100%, 07/24/2023	280	295
4.000%, 04/01/2024	460	479
3.300%, 01/11/2023	60	60
2.600%, 01/15/2019	170	171
Bank of Montreal
2.550%, 11/06/2022	145	142
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	150
Bank of Nova Scotia
1.375%, 12/18/2017	200	199
Barrick North America Finance
4.400%, 05/30/2021	90	91
BB&T
6.850%, 04/30/2019	240	285
2.450%, 01/15/2020	50	50
2.250%, 02/01/2019	60	60
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	161
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	156
BlackRock
3.500%, 03/18/2024	25	26
3.375%, 06/01/2022	33	34
Blackstone Holdings Finance
4.750%, 02/15/2023 (B)	66	72
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	298
Caterpillar Financial Services
2.850%, 06/01/2022	53	53
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	909
6.010%, 01/15/2015	108	108
5.500%, 09/13/2025	196	217
5.375%, 08/09/2020	78	89
5.300%, 05/06/2044	60	66
4.300%, 11/20/2026	90	90

12	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.050%, 07/30/2022	$40	$41
3.500%, 05/15/2023	120	117
1.850%, 11/24/2017	56	56
CME Group
3.000%, 09/15/2022	80	81
CNA Financial
5.875%, 08/15/2020	332	379
Credit Suisse NY
3.625%, 09/09/2024	250	254
2.300%, 05/28/2019	310	309
Duke Realty‡
3.875%, 02/15/2021	84	87
ERAC USA Finance
4.500%, 08/16/2021 (B)	80	86
1.400%, 04/15/2016 (B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	111
4.625%, 12/15/2021	104	114
Fifth Third Bancorp
2.300%, 03/01/2019	20	20
General Electric Capital
6.000%, 08/07/2019	1,629	1,895
4.650%, 10/17/2021	180	203
4.375%, 09/16/2020	10	11
2.100%, 12/11/2019	40	40
1.625%, 07/02/2015	184	185
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	359
6.000%, 06/15/2020	480	555
5.950%, 01/18/2018	660	733
5.375%, 03/15/2020	320	359
5.350%, 01/15/2016	427	446
4.000%, 03/03/2024	480	498
2.550%, 10/23/2019	38	38
HCP‡
4.250%, 11/15/2023	23	24
2.625%, 02/01/2020	145	143
Health Care‡
4.500%, 01/15/2024	77	82
HSBC Finance
6.676%, 01/15/2021	180	214
5.000%, 06/30/2015	264	269
1.625%, 01/16/2018	250	249
IntercontinentalExchange Group
4.000%, 10/15/2023	53	56
2.500%, 10/15/2018	66	67
International Lease Finance
6.750%, 09/01/2016 (B)	110	117
Invesco Finance
4.000%, 01/30/2024	29	30
Jefferies Group
8.500%, 07/15/2019	86	103
6.875%, 04/15/2021	50	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
John Deere Capital
2.250%, 04/17/2019	$60	$60
1.700%, 01/15/2020	49	48
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.625%, 05/13/2024	360	368
3.375%, 05/01/2023	160	158
3.150%, 07/05/2016	100	103
KeyCorp
5.100%, 03/24/2021	72	81
Liberty Mutual Insurance
8.500%, 05/15/2025 (B)	100	127
Lincoln National
8.750%, 07/01/2019	35	44
Lloyds Bank
2.300%, 11/27/2018	260	262
Marsh & McLennan
3.500%, 03/10/2025	31	31
MassMutual Global Funding II
2.500%, 10/17/2022 (B)	106	103
MetLife
6.750%, 06/01/2016	290	313
1.903%, 12/15/2017	110	110
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	313	311
Morgan Stanley
5.625%, 09/23/2019	200	226
5.500%, 01/26/2020	100	113
5.500%, 07/28/2021	280	318
3.700%, 10/23/2024	33	33
Navient
3.875%, 09/10/2015	110	111
New York Life Global Funding
0.750%, 07/24/2015 (B)	160	160
Nordea Bank
1.625%, 05/15/2018 (B)	220	218
Novartis Capital
3.400%, 05/06/2024	40	42
Petrobras Global Finance BV
6.250%, 03/17/2024	218	207
3.250%, 03/17/2017	100	94
3.123%, 03/17/2020 (A)	110	99
PNC Bank
6.875%, 04/01/2018	250	288
2.700%, 11/01/2022	260	249
Principal Life Global Funding II
2.250%, 10/15/2018 (B)	127	128
1.000%, 12/11/2015 (B)	37	37
ProLogis‡
6.875%, 03/15/2020	25	29
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	203

New Covenant Funds / Semi-Annual Report / December 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Bank of Canada
2.000%, 10/01/2018	$159	$160
1.200%, 09/19/2017	129	128
Royal Bank of Scotland
4.650%, 06/04/2018	190	197
Royal Bank of Scotland Group
2.550%, 09/18/2015	180	182
Simon Property Group‡
5.650%, 02/01/2020	80	92
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	793
Standard Chartered Bank
6.400%, 09/26/2017 (B)	150	168
State Street
3.700%, 11/20/2023	100	105
3.100%, 05/15/2023	36	35
SunTrust Banks
3.500%, 01/20/2017	70	73
Synchrony Financial
3.000%, 08/15/2019	120	121
Toronto-Dominion Bank
1.400%, 04/30/2018	77	77
Toyota Motor Credit
1.375%, 01/10/2018	260	259
1.250%, 10/05/2017	114	114
UBS
5.875%, 12/20/2017	100	112
US Bancorp
2.950%, 07/15/2022	120	118
2.200%, 04/25/2019	350	352
Ventas Realty‡
3.750%, 05/01/2024	24	24
Wachovia
5.750%, 02/01/2018	320	358
WEA Finance
2.700%, 09/17/2019 (B)	310	310
Wells Fargo
5.625%, 12/11/2017	585	651
4.600%, 04/01/2021	480	534
3.450%, 02/13/2023	120	122
2.150%, 01/15/2019	54	54
1.500%, 01/16/2018	140	139
Wells Fargo Bank
6.000%, 11/15/2017	500	560

		27,123

Health Care — 1.6%
AbbVie
2.900%, 11/06/2022	70	69
1.750%, 11/06/2017	289	290
Agilent Technologies
5.000%, 07/15/2020	320	348
Amgen
3.625%, 05/22/2024	10	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anthem
3.500%, 08/15/2024	$69	$70
3.300%, 01/15/2023	36	36
3.125%, 05/15/2022	400	400
2.300%, 07/15/2018	47	47
1.250%, 09/10/2015	50	50
Baxter International
5.900%, 09/01/2016	300	323
Becton Dickinson
4.685%, 12/15/2044	120	129
3.734%, 12/15/2024	59	61
2.675%, 12/15/2019	7	7
Celgene
3.625%, 05/15/2024	26	27
1.900%, 08/15/2017	50	50
Express Scripts Holding
3.500%, 06/15/2024	90	90
Forest Laboratories
5.000%, 12/15/2021 (B)	86	93
Gilead Sciences
3.500%, 02/01/2025	17	17
2.050%, 04/01/2019	410	410
Humana
7.200%, 06/15/2018	50	59
3.150%, 12/01/2022	240	233
Medtronic
3.500%, 03/15/2025 (B)	320	327
3.150%, 03/15/2022 (B)	75	76
3.125%, 03/15/2022	190	193
Novartis Capital
2.400%, 09/21/2022	50	49
Perrigo
2.300%, 11/08/2018	220	220
Pfizer
3.000%, 06/15/2023	70	71
Quest Diagnostics
4.750%, 01/30/2020	40	43
Thermo Fisher Scientific
4.150%, 02/01/2024	66	70
2.400%, 02/01/2019	150	150
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	43	48
2.875%, 12/15/2021	25	25
2.750%, 02/15/2023	17	17
1.875%, 11/15/2016	320	325
1.625%, 03/15/2019	200	197
Wyeth
5.450%, 04/01/2017	230	252
Zoetis
3.250%, 02/01/2023	50	49
1.875%, 02/01/2018	85	84

		5,059

14	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.9%
3M
1.000%, 06/26/2017	$60	$60
ADT
4.125%, 06/15/2023	100	90
3.500%, 07/15/2022	30	26
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	101	109
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	650	701
Burlington Northern Santa Fe
4.550%, 09/01/2044	240	258
Canal Barge
4.500%, 11/12/2034	895	999
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/2019	33	37
Continental Airlines Pass-Through Trusts, Ser 2012-2
4.000%, 10/29/2024	50	51
CSX
3.700%, 10/30/2020	56	59
CSX Transportation
6.251%, 01/15/2023	691	829
Deere
2.600%, 06/08/2022	48	47
Delta Air Lines Pass-Through Trust, Ser 2012-1
4.750%, 05/07/2020	40	42
Eaton
2.750%, 11/02/2022	450	442
1.500%, 11/02/2017	93	92
General Electric
4.500%, 03/11/2044	90	99
2.700%, 10/09/2022	42	42
0.850%, 10/09/2015	100	100
Illinois Tool Works
1.950%, 03/01/2019	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/2019	31	32
Koninklijke Philips
3.750%, 03/15/2022	80	83
Matson Navigation
5.337%, 09/04/2028	654	739
Norfolk Southern
3.850%, 01/15/2024	58	61
Parker-Hannifin
3.300%, 11/21/2024	14	14

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	$72	$77
Republic Services
3.550%, 06/01/2022	40	41
Ryder System
3.500%, 06/01/2017	70	73
Union Pacific
5.404%, 07/02/2025	223	239
United Parcel Service
2.450%, 10/01/2022	23	23
United Technologies
3.100%, 06/01/2022	42	43
Waste Management
7.375%, 03/11/2019	40	48
3.500%, 05/15/2024	130	132

		5,753

Information Technology — 0.6%
Apple
2.850%, 05/06/2021	91	93
2.400%, 05/03/2023	134	130
0.482%, 05/03/2018 (A)	79	79
Arrow Electronics
3.000%, 03/01/2018	21	22
eBay
2.875%, 08/01/2021	20	20
2.600%, 07/15/2022	39	37
1.350%, 07/15/2017	44	43
EMC
2.650%, 06/01/2020	115	115
Hewlett-Packard
4.650%, 12/09/2021	46	49
3.750%, 12/01/2020	160	166
International Business Machines
1.625%, 05/15/2020	222	214
KLA-Tencor
4.125%, 11/01/2021	280	287
MasterCard
3.375%, 04/01/2024	190	195
Microsoft
3.625%, 12/15/2023	58	62
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	118
2.375%, 01/15/2019	61	62
1.200%, 10/15/2017	190	189
Texas Instruments
1.650%, 08/03/2019	26	25
0.450%, 08/03/2015	34	34

		1,955

Materials — 0.6%
Barrick Gold
4.100%, 05/01/2023	180	175

New Covenant Funds / Semi-Annual Report / December 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CF Industries
7.125%, 05/01/2020	$50	$60
Dow Chemical
8.850%, 09/15/2021	80	106
3.000%, 11/15/2022	71	69
Ecolab
4.350%, 12/08/2021	80	87
1.450%, 12/08/2017	56	55
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	70	66
3.100%, 03/15/2020	40	39
2.150%, 03/01/2017	65	65
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	27	30
6.500%, 11/15/2020	26	28
Monsanto
3.375%, 07/15/2024	75	76
2.750%, 07/15/2021	62	62
Mosaic
4.250%, 11/15/2023	71	75
3.750%, 11/15/2021	70	73
Nucor
4.000%, 08/01/2023	27	28
Rio Tinto Finance USA
4.125%, 05/20/2021	410	431
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	124
Teck Resources
4.750%, 01/15/2022	59	58
3.750%, 02/01/2023	26	23

		1,801

Telecommunication Services — 1.2%
AT&T
5.500%, 02/01/2018	55	61
4.450%, 05/15/2021	40	43
3.875%, 08/15/2021	70	73
3.000%, 02/15/2022	100	98
1.400%, 12/01/2017	150	149
British Telecommunications
2.350%, 02/14/2019	270	269
Cisco Systems
2.900%, 03/04/2021	16	16
Cox Communications
3.850%, 02/01/2025 (B)	75	76
3.250%, 12/15/2022 (B)	60	59
DIRECTV Holdings
5.000%, 03/01/2021	80	87
Discovery Communications
3.300%, 05/15/2022	96	95
GTE
6.940%, 04/15/2028	120	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Qwest
6.875%, 09/15/2033	$90	$90
Rogers Communications
4.100%, 10/01/2023	117	123
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
6.350%, 04/01/2019	110	128
5.150%, 09/15/2023	1,010	1,115
4.500%, 09/15/2020	95	103
4.150%, 03/15/2024	30	31
3.500%, 11/01/2024	70	69
3.450%, 03/15/2021	155	158
3.000%, 11/01/2021	134	132
2.625%, 02/21/2020 (B)	312	309
2.450%, 11/01/2022	130	122

		3,617

Utilities — 1.5%
AGL Capital
5.250%, 08/15/2019	100	112
3.500%, 09/15/2021	70	73
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
3.850%, 03/01/2024	60	63
Atmos Energy
8.500%, 03/15/2019	80	99
Baltimore Gas & Electric
2.800%, 08/15/2022	38	38
Berkshire Hathaway Energy
3.750%, 11/15/2023	117	122
1.100%, 05/15/2017	120	119
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	67
CMS Energy
8.750%, 06/15/2019	40	50
Consumers Energy
5.650%, 04/15/2020	60	69
Detroit Edison
2.650%, 06/15/2022	21	21
DTE Energy
3.850%, 12/01/2023	21	22
Duke Energy
3.550%, 09/15/2021	170	177
Duke Energy Indiana
3.750%, 07/15/2020	88	93
Duke Energy Progress
2.800%, 05/15/2022	58	58
Entergy Louisiana
6.500%, 09/01/2018	100	117
Exelon
4.900%, 06/15/2015	400	407

16	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FirstEnergy
4.250%, 03/15/2023	$290	$299
2.750%, 03/15/2018	340	343
Hydro-Quebec
8.400%, 01/15/2022	80	108
Kansas City Power & Light
6.375%, 03/01/2018	64	72
Nevada Power
6.500%, 08/01/2018	92	107
New Valley Generation I
7.299%, 03/15/2019	804	902
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	91
1.339%, 09/01/2015	13	13
Niagara Mohawk Power
3.508%, 10/01/2024 (B)	28	29
Nisource Finance
3.850%, 02/15/2023	100	104
Pacific Gas & Electric
3.400%, 08/15/2024	70	71
2.450%, 08/15/2022	26	25
Peco Energy
1.200%, 10/15/2016	50	50
PPL Capital Funding
4.200%, 06/15/2022	40	42
PSEG Power
5.125%, 04/15/2020	110	122
2.450%, 11/15/2018	44	44
Public Service of New Hampshire
3.500%, 11/01/2023	12	12
Public Service of Oklahoma
5.150%, 12/01/2019	150	168
San Diego Gas & Electric
6.000%, 06/01/2026	56	70
Sempra Energy
6.150%, 06/15/2018	120	136
Southern
2.150%, 09/01/2019	44	44
Virginia Electric and Power
3.450%, 02/15/2024	32	33
Wisconsin Electric Power
1.700%, 06/15/2018	100	100
Xcel Energy
0.750%, 05/09/2016	35	35

		4,737

Total Corporate Obligations (Cost $62,401) ($ Thousands)		64,008

ASSET-BACKED SECURITIES — 9.3%

Automotive — 2.6%
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	402	402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	$88	$88
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	61	61
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	40	40
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	7	8
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	203	203
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017 (B)	140	140
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	67	67
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	90	90
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	19	19
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.461%, 01/15/2021 (A)(B)	179	179
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	400	403
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.561%, 09/15/2017 (A)(B)	680	680
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (B)	23	23
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	207	208
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	350	351
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.596%, 11/20/2015 (A)	61	61
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	36	36
CarFinance Capital Auto Trust, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (B)	526	524

New Covenant Funds / Semi-Annual Report / December 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017 (B)	$40	$40
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	46	46
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
CarNow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	107	106
CarNow Auto Receivables Trust, Ser 2013-1A, Cl A
1.160%, 10/16/2017 (B)	9	9
CPS Auto Receivable Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	72	71
CPS Auto Receivable Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	154	155
CPS Auto Receivable Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	119	119
CPS Auto Receivable Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	152	152
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	146	145
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	250	250
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (B)	210	210
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	310	310
DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/2018 (B)	274	274
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	32	32
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	68	68
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	78	78
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (B)	74	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (B)	$94	$94
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl B
2.770%, 11/15/2019 (B)	167	167
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	140	140
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	13	12
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	203	203
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	89	89
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	189	190
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (B)	44	44
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	95	95
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (B)	357	356
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.541%, 01/15/2018 (A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	164	164
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	20	20
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	14	14
Tidewater Auto Receivables Trust, Ser 2014-A, Cl A3
1.400%, 07/15/2018 (B)	117	117
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	255	255
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	36	36

		7,859

18	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Home — 0.8%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.915%, 09/25/2033 (A)	$147	$141
Argent Securities, Ser 2004-W5, Cl AV2
1.195%, 04/25/2034 (A)	321	304
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	240	254
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	395	408
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.170%, 07/25/2034 (A)(B)	390	397
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.470%, 05/25/2037 (A)(B)	414	385
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.875%, 10/25/2033 (A)(B)	146	138
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.230%, 12/25/2033 (A)	197	185

		2,524

Other Asset-Backed Securities — 5.9%
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	250	250
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.970%, 12/27/2022 (A)(B)	83	84
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.969%, 12/26/2044 (A)(B)	140	140
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	80	80
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.375%, 12/26/2019 (A)	933	931
Citibank Credit Card Issuance Trust, Ser 2006-A8, Cl A8
0.271%, 12/17/2018 (A)	300	299
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	104
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	627	639

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	$122	$124
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.420%, 10/25/2047 (A)	312	274
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.301%, 07/15/2036 (A)	90	82
CSMC Trust, Ser 2014-TIKI, Cl A
1.120%, 09/15/2038 (A)(B)	310	310
CSMC Trust, Ser 2014-TIKI, Cl B
1.520%, 09/15/2038 (A)(B)	233	233
Educational Funding of the South, Ser 2011-1, Cl A2
0.884%, 04/25/2035 (A)	1,148	1,145
Fortress Opportunities, Ser 2013-1A, Cl A1N
3.960%, 10/25/2033 (B)(C)	16	16
Fortress Opportunities, Ser 2013-1A, Cl AR
4.210%, 10/25/2018 (B)(C)	8	8
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 10/25/2047 (A)(B)	160	154
GCAT Trust, Ser 2014-1A, Cl A1
3.228%, 07/25/2019 (A)(B)	154	154
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	151	152
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	47	47
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	100	100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (B)	385	385
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	214	212
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	135	135
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	111	111
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045 (B)	100	100
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.261%, 08/15/2027 (A)(B)	110	109

New Covenant Funds / Semi-Annual Report / December 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (B)	$99	$99
Long Beach Mortgage Loan Trust, Ser 2003-4, Cl AV1
0.790%, 08/25/2033 (A)	319	296
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (B)	100	100
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	48	48
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	442	441
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(B)(C)	149	149
OAK Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (B)	170	170
OnDeck Asset Securitization Trust, Ser 2014-1A, Cl A
3.150%, 05/17/2018 (B)	117	117
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (B)	226	227
RAIT Trust, Ser 2014-FL3, Cl A
1.411%, 12/15/2031 (A)(B)	250	252
SLM Student Loan Trust, Ser 2002-A, Cl A2
0.791%, 12/16/2030 (A)	642	633
SLM Student Loan Trust, Ser 2003-4, Cl B
0.891%, 06/15/2038 (A)	522	489
SLM Student Loan Trust, Ser 2005-5, Cl B
0.484%, 10/25/2040 (A)	647	584
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.384%, 10/25/2029 (A)	480	463
SLM Student Loan Trust, Ser 2005-6, Cl B
0.524%, 01/25/2044 (A)	1,145	1,024
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.761%, 08/15/2022 (A)(B)	213	213
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
0.661%, 09/15/2021 (A)(B)	1,377	1,377
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (B)	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	$363	$363
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	150	152
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	467	467
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	400	401
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	172	172
Structured Asset Securities, Ser 1998-2, Cl A
0.690%, 02/25/2028 (A)	261	258
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (B)	245	245
Trade Maps, Ser 2013-1A, Cl A
0.862%, 12/10/2018 (A)(B)	760	761
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.111%, 10/15/2021 (A)(B)	200	200
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (B)	119	119
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (B)	104	104
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (B)	96	96
Vericrest Opportunity Loan Transferee, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054 (B)	355	353
Vericrest Opportunity Loan Transferee, Ser 2014-NPL7, Cl A1
3.125%, 08/27/2057 (B)	230	230
Vericrest Opportunity Loan Transferee, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (B)	307	308
Vericrest Opportunity Loan Transferee, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (B)	118	118
Vericrest Opportunity Loan Transferee, Ser 2014-NP11, Cl A1
3.875%, 04/26/2055 (B)	227	227
Vericrest Opportunity Loan Transferee, Ser 2014-NPL5
3.228%, 09/25/2058	167	166

20	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vericrest Opportunity Loan Transferee, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (B)	$209	$208
Vericrest Opportunity Loan Transferee, Ser 2014-NPL1
3.625%, 10/27/2053	116	116

		18,225

Total Asset-Backed Securities (Cost $28,385) ($ Thousands)		28,608

FOREIGN BONDS — 4.1%
African Development Bank
8.800%, 09/01/2019	80	101
America Movil
3.125%, 07/16/2022	200	197
Barclays Bank
5.125%, 01/08/2020	100	112
BBVA US Senior SAU
4.664%, 10/09/2015	200	205
BHP Billiton Finance USA
6.500%, 04/01/2019	210	247
3.250%, 11/21/2021	140	145
2.050%, 09/30/2018	49	49
BNP Paribas
2.700%, 08/20/2018	300	307
2.375%, 09/14/2017	320	325
BP Capital Markets
3.245%, 05/06/2022	50	49
2.241%, 09/26/2018	80	80
1.375%, 11/06/2017	58	57
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	278
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	310	323
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	306
Ecopetrol
4.250%, 09/18/2018	140	146
Electricite de France
2.150%, 01/22/2019	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	199
Glencore Finance Canada
5.800%, 11/15/2016	40	43
2.700%, 10/25/2017	190	192
2.050%, 10/23/2015	180	181
HSBC Holdings
4.000%, 03/30/2022	80	85
Hutchison Whampoa International 12
3.250%, 11/08/2022	200	199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ING Bank
2.000%, 09/25/2015	$200	$201
Intesa Sanpaolo
5.017%, 06/26/2024	200	194
3.125%, 01/15/2016	400	406
Israel Government AID Bond
2.970%, 02/15/2025 (D)	150	113
2.930%, 11/15/2024 (D)	150	114
2.900%, 08/15/2024 (D)	160	123
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	108
Macquarie Bank
5.000%, 02/22/2017	280	299
2.000%, 08/15/2016	40	41
National Australia Bank
1.250%, 03/08/2018	1,150	1,139
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
4.375%, 05/20/2023	36	31
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	84
5.375%, 01/27/2021	1,160	1,075
Petroleos Mexicanos
4.875%, 01/24/2022	570	597
3.500%, 01/30/2023	260	249
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	71
Republic of Brazil
4.250%, 01/07/2025	200	200
Santander Holdings USA
3.450%, 08/27/2018	180	187
Schlumberger Norge
4.200%, 01/15/2021	10	11
3.650%, 12/01/2023	41	43
Shell International Finance
4.375%, 03/25/2020	130	143
3.400%, 08/12/2023	70	72
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	124
Statoil
2.900%, 11/08/2020	15	15
2.650%, 01/15/2024	64	62
1.200%, 01/17/2018	56	55
1.150%, 05/15/2018	60	59
Talisman Energy
7.750%, 06/01/2019	70	81
Telefonica Emisiones SAU
5.877%, 07/15/2019	32	36
5.134%, 04/27/2020	130	144
Temasek Financial I
2.375%, 01/23/2023	250	243

New Covenant Funds / Semi-Annual Report / December 31, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Capital International
3.700%, 01/15/2024	$42	$44
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	898
Vale Overseas
4.375%, 01/11/2022	915	877
Westpac Banking
4.200%, 02/27/2015	205	206

Total Foreign Bonds (Cost $12,701) ($ Thousands)		12,541

SOVEREIGN DEBT — 1.8%
Colombia Government International Bond
5.625%, 02/26/2044	280	315
Indonesia Government International Bond
3.750%, 04/25/2022	370	363
Mexico Government International Bond
4.000%, 10/02/2023	116	120
3.500%, 01/21/2021	773	789
Poland Government International Bond
4.000%, 01/22/2024	510	541
Province of Ontario Canada
4.400%, 04/14/2020	840	935
1.100%, 10/25/2017	500	497
0.950%, 05/26/2015	160	160
Province of Quebec Canada
2.625%, 02/13/2023	500	499
Russian Foreign Bond
7.500%, 03/31/2030	292	303
South Africa Government International Bond
5.875%, 09/16/2025	360	406
Turkey Government International Bond
7.000%, 03/11/2019	350	399
5.750%, 03/22/2024	210	235

Total Sovereign Debt (Cost $5,435) ($ Thousands)		5,562

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FHLMC
2.375%, 01/13/2022	1,090	1,101
1.250%, 10/02/2019	70	68
FICO STRIPS, PO
0.000%, 05/11/2018 (D)	340	324
FNMA
2.071%, 10/09/2019 (D)	1,190	1,070

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Resolution Funding Corp. STRIPS
7.954%, 07/15/2020 (D)	$970	$862
1.387%, 10/15/2019 (D)	760	691
Tennessee Valley Authority
3.875%, 02/15/2021	790	870
1.750%, 10/15/2018	98	99

Total U.S. Government Agency Obligations (Cost $5,152) ($ Thousands)		5,085

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	33

Total Municipal Bond (Cost $33) ($ Thousands)		33

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds
3.125%, 08/15/2044	400	431
3.000%, 11/15/2044	450	473
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	970	1,139
1.375%, 02/15/2044	448	507
0.625%, 01/15/2024	702	705
0.500%, 04/15/2015	965	952
0.375%, 07/15/2023	908	898
0.125%, 01/15/2022	105	102
0.125%, 07/15/2024	350	337
U.S. Treasury Notes
4.625%, 11/15/2016	600	645
4.500%, 05/15/2017	1,000	1,086
3.625%, 02/15/2021	400	441
3.500%, 02/15/2018	550	589
3.500%, 05/15/2020	400	436
3.375%, 05/15/2044	1,260	1,418
3.125%, 04/30/2017	800	843
3.125%, 05/15/2019	150	160
3.125%, 05/15/2021	500	537
2.750%, 05/31/2017	500	523
2.625%, 08/15/2020	200	209
2.625%, 11/15/2020	100	104
2.375%, 08/15/2024	460	468
2.125%, 08/31/2020	2,065	2,102
2.125%, 01/31/2021	410	416
2.000%, 04/30/2016	2,000	2,042
1.875%, 06/30/2020	3,320	3,342
1.750%, 05/31/2016	1,000	1,018
1.750%, 05/15/2023	760	740
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	120

22	New Covenant Funds / Semi-Annual Report / December 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.500%, 08/31/2018	$760	$764
1.500%, 01/31/2019	380	380
1.500%, 02/28/2019	350	350
1.500%, 05/31/2019	60	60
1.500%, 10/31/2019	170	169
1.500%, 11/30/2019	300	298
1.375%, 05/31/2020	3,120	3,062
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.750%, 03/15/2017	310	310
0.750%, 06/30/2017	1,200	1,195
0.750%, 02/28/2018	100	99
0.625%, 10/15/2016	300	300
0.250%, 10/31/2015	40	40
U.S. Treasury STRIPS (D)
3.147%, 08/15/2031	100	64
2.719%, 11/15/2024	50	40
2.637%, 11/15/2021	1,750	1,519
2.606%, 02/15/2023	1,400	1,170
2.562%, 05/15/2022	200	171
2.559%, 11/15/2022	300	253
2.549%, 05/15/2023	1,350	1,121
2.482%, 02/15/2022	2,745	2,364
2.415%, 08/15/2021	2,300	2,011
1.809%, 05/15/2021	1,490	1,310
1.663%, 05/15/2019	2,100	1,955
1.364%, 08/15/2018	600	571
1.324%, 02/15/2021	945	838
1.195%, 05/15/2018	1,400	1,340
1.098%, 08/15/2020	801	721
1.079%, 11/15/2019	801	738
0.975%, 05/15/2020	440	399
0.931%, 08/15/2017	2,000	1,949
0.925%, 02/15/2020	1,341	1,226
0.849%, 02/15/2017	200	197
0.665%, 08/15/2016	1,251	1,240

Total U.S. Treasury Obligations (Cost $50,763) ($ Thousands)		51,197

REPURCHASE AGREEMENTS — 5.1%
Deutsche Bank 0.080% dated 12/31/2014 to be repurchased on 01/02/2015, repurchase price $737,803 (collateralized by a U.S. Treasury Notes, 2.875%, 15/05/2043, par value $7,341,000; with total market value $752,556)	738	738

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Goldman Sachs 0.070% dated 12/31/2014 to be repurchased on 01/02/2015, repurchase price $14,822,058 (collateralized by a U.S. Government Obligation, 1.875%, 10/09/2019, par value $14,995,000; with total market value $15,118,440)	$14,822	$14,822

Total Repurchase Agreements (Cost $15,560) ($ Thousands)		15,560

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	6,306,088	6,306

Total Cash Equivalent (Cost $6,306) ($ Thousands)		6,306

Total Investments — 103.7% (Cost $312,757) ($ Thousands)		$317,304

The open futures contracts held by the Fund at December 31, 2014 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	51	Dec-2015	$(31)
90-Day Euro$	120	Jun-2016	22
90-Day Euro$	(48)	Jun-2018	(100)
U.S. 10-Year Treasury Note	(170)	Mar-2015	(170)
U.S. 2-Year Treasury Note	38	Mar-2015	(8)
U.S. 5-Year Treasury Note	156	Mar-2015	(14)
U.S. Long Treasury Bond	(1)	Mar-2015	1
U.S. Ultra Long Treasury Bond	(12)	Mar-2015	(90)

			$(390)

For the period ended December 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $305,919 ($ Thousands).

‡	Real Estate Investment Trust

**	The rate reported is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security. (See Note 3)

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2014. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2014 was $392 ($ Thousands) and represented 0.13% of Net Assets.

(D)	The rate reported is the effective yield at time of purchase.

New Covenant Funds / Semi-Annual Report / December 31, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

December 31, 2014

Cl — Class

CMO — Collateralized Mortgage Obligation

CMBS — Commercial Mortgage-Backed Security

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LP — Limited Partnership

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a summary of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$128,404	$—	$128,404
Corporate Obligations	—	64,008	—	64,008
Asset-Backed Securities	—	28,608	—	28,608
Foreign Bonds	—	12,541	—	12,541
Sovereign Debt	—	5,562	—	5,562
U.S. Government Agency
Obligations	—	5,085	—	5,085
Municipal Bond	—	33	—	33
U.S. Treasury Obligations	—	51,197	—	51,197
Repurchase Agreements	—	15,560	—	15,560
Cash Equivalent	6,306	—	—	6,306

Total Investments in Securities	$6,306	$310,998	$—	$317,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$23	$—	$—	$23
Unrealized Depreciation	(413)	—	—	(413)

Total Other Financial Instruments	$(390)	$—	$—	$(390)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	New Covenant Funds / Semi-Annual Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.4%
New Covenant Growth Fund†	4,874,775	$183,779
New Covenant Income Fund†	5,165,746	119,432

Total Investment Companies (Cost $258,053) ($ Thousands)		303,211

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	1,884,360	1,884

Total Cash Equivalent (Cost $1,884) ($ Thousands)		1,884

Total Investments — 100.0% (Cost $259,937) ($ Thousands)		$305,095

Percentages are based on a Net Assets of $305,144 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security. (See Note 3)

Cl — Class

As of December 31, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurments and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.5%
New Covenant Growth Fund†	780,257	$29,416
New Covenant Income Fund†	2,323,752	53,725

Total Investment Companies (Cost $74,052) ($ Thousands)		83,141

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%*†	457,361	457

Total Cash Equivalent (Cost $457) ($ Thousands)		457

Total Investments — 100.1% (Cost $74,509) ($ Thousands)		$83,598

Percentages are based on a Net Assets of $83,549 ($ Thousands).

*	The rate reported is the 7-day effective yield as of December 31, 2014.

†	Investment in Affiliated Security. (See Note 3)

Cl — Class

As of December 31, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2014

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

December 31, 2014

	Growth Fund	Income Fund	Balanced Growth Fund		Balanced Income Fund
ASSETS:
Investments, at value†	$414,000	$295,438	$—		$—
Repurchase Agreements, at value††	—	15,560	—		—
Affiliated investments, at value†††	2,473	6,306	305,095		83,598
Cash	—	8,887	—		—
Cash pledged as collateral for futures contracts	—	196	—		—
Receivable for investment securities sold	1,637	10,998	—		—
Dividends and interest receivable	386	1,460	159		72
Foreign tax reclaim receivable	58	—	—		—
Receivable for fund shares sold	31	22	97		17
Receivable for variation margin	—	30	—		—
Prepaid expenses	23	17	17		5
Total Assets	418,608	338,914	305,368		83,692
LIABILITIES:
Payable for investment securities purchased	333	32,185	—		—
Investment advisory fees payable	184	74	—		—
Payable for fund shares redeemed	119	75	125		110
Administration fees payable	71	52	22		11
Social witness and licensing fees payable	51	37	—		—
Shareholder servicing fees payable	35	26	—		—
Trustees’ fees payable	12	8	8		2
Chief compliance officer fees payable	1	1	1		—
Income distribution payable	—	367	—		—
Payable for variation margin	—	45	—		—
Accrued expense payable	123	125	68		20
Total Liabilities	929	32,995	224		143
Net Assets	$417,679	$305,919	$305,144		$83,549
† Cost of investments	$352,649	$290,891	$—		$—
†† Cost of repurchase agreements	—	15,560	—		—
††† Cost of affiliated investments	2,473	6,306	259,937		74,509
NET ASSETS:
Paid-in Capital — (unlimited authorization — par value $0.001)	$353,342	$357,927	$244,757		$71,973
Undistributed (distributions in excess of) net investment income	(158)	(134)	2		—
Accumulated net realized gain (loss) on investments, affiliated investments, Capital gain distributions from affiliated investments, futures contracts and foreign currency transactions	3,151	(56,031)	15,227		2,487
Net unrealized appreciation on investments and affiliated investments	61,351	4,547	45,158		9,089
Net unrealized depreciation on futures contracts	—	(390)	—		—
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(7)	—	—		—
Net Assets	$417,679	$305,919	$305,144		$83,549
Net Asset Value, Offering and Redemption Price Per Share	$37.70	$23.12	$100.78		$21.09
	(417,678,552 ÷ 11,077,975 shares )	(305,918,558 ÷ 13,231,325 shares )	(305,144,052 ÷ 3,027,874 shares	)	(83,548,603 ÷ 3,961,831 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2014	27

Statements of Operations ($ Thousands) (Unaudited)

For the six month period ended December 31, 2014

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend Income	$3,276	$—	$—	$—
Dividend Income from Affiliated Registered Investment Company	—	—	7,517	1,496
Interest Income	1	3,569	—	—
Less: Foreign Taxes Withheld	(22)	—	—	—
	3,255	3,569	7,517	1,496
Expenses:
Investment Advisory Fees	1,305	648	—	—
Administration Fees	421	309	306	85
Social Witness and Licensing Fees	316	231	—	—
Shareholder Servicing Fees	211	154	—	—
Chief Compliance Officer Fees	1	1	1	—
Transfer Agent Fees	52	39	39	11
Printing Fees	23	17	17	5
Professional Fees	14	10	10	3
Registration Fees	13	10	10	3
Custodian Fees	13	7	7	2
Other Expenses	18	60	4	1
Total Expenses	2,387	1,486	394	110
Less:
Waiver of Investment Advisory Fees	(240)	(254)	—	—
Waiver of Administration Fees	—	—	(181)	(25)
Net Expenses	2,147	1,232	213	85
Net Investment Income	1,108	2,337	7,304	1,411
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	34,181	945	—	—
Affiliated Investments	—	—	(5,378)	(253)
Capital Gain Distributions Received from Affiliated Investments	—	—	31,515	5,086
Futures Contracts	574	113	—	—
Net Change in Unrealized Depreciation on:
Investments	(16,502)	(647)	—	—
Affiliated Investments	—	—	(23,958)	(4,461)
Futures Contracts	—	(334)	—	—
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7)	—	—	—
Net Increase in Net Assets Resulting from Operations	$19,354	$2,414	$9,483	$1,783

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2014

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2014 (Unaudited) and the year ended June 30, 2014

	Growth Fund		Income Fund
	07/01/14 to 12/31/14	07/01/13 to 06/30/14	07/01/14 to 12/31/14	07/01/13 to 06/30/14
Operations:
Net Investment Income	$1,108	$2,214	$2,337	$4,504
Net Realized Gain from Investments, Affiliated Investments, and Futures Contracts	34,755	58,155	1,058	1,346
Net Realized Loss on Foreign Currency Transactions	—	(46)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, and Futures Contracts	(16,502)	25,664	(981)	4,046
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7)	9	—	—
Net Increase in Net Assets Resulting from Operations	19,354	85,996	2,414	9,896
Dividends and Distributions From:
Net Investment Income	(1,353)	(2,370)	(2,470)	(5,087)
Net Realized Gains	(71,687)	(20,063)	—	—
Total Dividends and Distributions	(73,040)	(22,433)	(2,470)	(5,087)
Capital Share Transactions:
Proceeds from Shares Issued	15,580	23,694	18,974	43,941
Reinvestment of Dividends & Distributions	69,066	19,433	269	558
Cost of Shares Redeemed	(38,133)	(50,971)	(22,307)	(31,938)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	46,513	(7,844)	(3,064)	12,561
Net Increase (Decrease) in Net Assets	(7,173)	55,719	(3,120)	17,370
Net Assets:
Beginning of Period	424,852	369,133	309,039	291,669
End of Period	$417,679	$424,852	$305,919	$309,039
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(158)	$87	$(134)	$(1)
Share Transactions:
Shares Issued	370	576	821	1,928
Shares Issued in Lieu of Dividends and Distributions	1,864	488	11	24
Shares Redeemed	(877)	(1,246)	(963)	(1,397)
Increase (Decrease) in Net Assets Derived from Share Transactions	1,357	(182)	(131)	555

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2014	29

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2014 (Unaudited) and the year ended June 30, 2014

	Balanced Growth Fund		Balanced Income Fund
	07/01/14 to 12/31/14	07/01/13 to 06/30/14	07/01/14 to 12/31/14	07/01/13 to 06/30/14
Operations:
Net Investment Income	$7,304	$4,293	$1,411	$1,212
Net Realized Gain (Loss) from Affiliated Investments	(5,378)	3,892	(253)	(249)
Capital Gain Distributions received from Affiliated Investments	31,515	8,811	5,086	1,493
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	(23,958)	24,111	(4,461)	5,497
Net Increase in Net Assets Resulting from Operations	9,483	41,107	1,783	7,953
Dividends and Distributions From:
Net Investment Income	(7,311)	(4,300)	(1,417)	(1,208)
Net Realized Gains	(5,579)	—	(2,156)	(338)
Total Dividends and Distributions	(12,890)	(4,300)	(3,573)	(1,546)
Capital Share Transactions:
Proceeds from Shares Issued	9,004	21,832	2,451	9,924
Reinvestment of Dividends & Distributions	10,997	2,820	2,959	944
Cost of Shares Redeemed	(17,374)	(27,053)	(5,693)	(13,471)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,627	(2,401)	(283)	(2,603)
Net Increase (Decrease) in Net Assets	(780)	34,406	(2,073)	3,804
Net Assets:
Beginning of Period	305,924	271,518	85,622	81,818
End of Period	$305,144	$305,924	$83,549	$85,622
Undistributed Net Investment Income Included in Net Assets at Period End	$2	$9	$—	$6
Share Transactions:
Shares Issued	87	226	114	474
Shares Issued in Lieu of Dividends and Distributions	108	29	139	45
Shares Redeemed	(169)	(280)	(264)	(646)
Increase (Decrease) in Net Assets Derived from Share Transactions	26	(25)	(11)	(127)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds / Semi-Annual Report / December 31, 2014

Financial Highlights

For the six month period ended December 31, 2014 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Growth Fund
	2014(2)	2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$43.70	$37.28	$32.23	$32.53		$25.11	$22.68
INVESTMENT ACTIVITIES:
Net investment income	0.12 (1)	0.23 (1)	0.28 (1)	0.31	(1)	0.24	0.21
Net realized and unrealized gains (losses) on securities and foreign currency transactions	1.72 (1)	8.55 (1)	5.20 (1)	(0.38	)(1)	7.41	2.43
Total from investment activities	1.84	8.78	5.48	(0.07)		7.65	2.64
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.24)	(0.43)	(0.23)		(0.23)	(0.18)
Net realized gains	(7.71)	(2.12)	—	—		—	—
Tax return of capital	—	—	—	—		—	(0.03)
Total dividends and distributions	(7.84)	(2.36)	(0.43)	(0.23)		(0.23)	(0.21)
Net Asset Value, End of Period	$37.70	$43.70	$37.28	$32.23		$32.53	$25.11
Total Return†	4.55%	24.18%	17.11%	(0.15)%		30.54%	11.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$417,679	$424,852	$369,133	$652,311		$721,633	$624,923
Ratio of net expenses to average net assets	1.02%	1.02%	0.99%	0.97%		1.08%	1.19%
Ratio of expenses to average net assets, excluding waivers	1.13%	1.15%	1.15%	1.03%		1.12%	1.29%
Ratio of net investment income to average net assets	0.53%	0.55%	0.81%	1.01%		0.78%	0.68%
Portfolio turnover rate	68%	86%	47%	83%		44%	81%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2014	31

Financial Highlights

For the six month period ended December 31, 2014 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Income Fund
	2014(2)	2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$23.13	$22.77	$23.28		$22.85	$22.57	$20.93
INVESTMENT ACTIVITIES:
Net investment income	0.18 (1)	0.34 (1)	0.29	(1)	0.60 (1)	0.62	0.81
Net realized and unrealized gains(losses) on securities	—	0.41 (1)	(0.41	)(1)	0.62 (1)	0.27	1.62
Total from investment activities	0.18	0.75	(0.12)		1.22	0.89	2.43
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.39)	(0.39)		(0.79)	(0.61)	(0.79)
Total dividends and distributions	(0.19)	(0.39)	(0.39)		(0.79)	(0.61)	(0.79)
Net Asset Value, End of Period	$23.12	$23.13	$22.77		$23.28	$22.85	$22.57
Total Return†	0.77%	3.31%	(0.55)%		5.45%	4.00%	11.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$305,919	$309,039	$291,669		$374,870	$455,136	$401,736
Ratio of net expenses to average net assets	0.80%	0.80%	0.77%		0.75%	0.83%	0.87%
Ratio of expenses to average net assets, excluding waivers	0.96%	0.98%	0.95%		0.81%	0.89%	1.03%
Ratio of net investment income to average net assets	1.51%	1.50%	1.23%		2.60%	2.76%	3.68%
Portfolio turnover rate	70%	168%	295%		95%	38%	76%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The	accompanying notes are an integral part of the financial statements.

32	New Covenant Funds / Semi-Annual Report / December 31, 2014

Financial Highlights

For the six month period ended December 31, 2014 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Growth Fund
	2014(2)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$101.92	$89.69	$82.87	$82.33	$69.47	$63.31
INVESTMENT ACTIVITIES:
Net investment income	2.47 (1)	1.43 (1)	1.08 (1)	1.25 (1)	0.99	1.11
Net realized and unrealized gains on securities	0.76 (1)	12.23 (1)	6.96 (1)	0.41 (1)	12.86	6.16
Total from investment activities	3.23	13.66	8.04	1.66	13.85	7.27
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(2.46)	(1.43)	(1.22)	(1.12)	(0.99)	(1.06)
Net realized gains	(1.91)	—	—	—	—	—
Tax return of capital	—	—	—	—	— (3)	(0.05)
Total dividends and distributions	(4.37)	(1.43)	(1.22)	(1.12)	(0.99)	(1.11)
Net Asset Value, End of Period	$100.78	$101.92	$89.69	$82.87	$82.33	$69.47
Total Return†	3.18%	15.30%	9.77%	2.07%	19.99%	11.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$305,144	$305,924	$271,518	$258,499	$271,314	$237,504
Ratio of net expenses to average net assets*	0.14%	0.14%	0.14%	0.14%	0.18%	0.23%
Ratio of expenses to average net assets, excluding waivers*	0.26%	0.27%	0.27%	0.17%	0.26%	0.40%
Ratio of net investment income to average net assets	4.77%	1.48%	1.24%	1.55%	1.25%	1.56%
Portfolio turnover rate	8%	6%	7%	9%	8%	7%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	The expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2014. All ratios for the period have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2014	33

Financial Highlights

For the six month period ended December 31, 2014 (Unaudited) and the years ended June 30,

For a share outstanding throughout the period

	Balanced Income Fund
	2014(2)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.55	$19.95	$19.25	$18.97	$17.06	$15.66
INVESTMENT ACTIVITIES:
Net investment income	0.36 (1)	0.30 (1)	0.26 (1)	0.41 (1)	0.31	0.38
Net realized and unrealized gains on securities	0.10 (1)	1.68 (1)	0.76 (1)	0.22 (1)	1.91	1.39
Total from investment activities	0.46	1.98	1.02	0.63	2.22	1.77
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.30)	(0.32)	(0.35)	(0.31)	(0.36)
Net realized gains	(0.56)	(0.08)	—	—	—	—
Tax return of capital	—	—	—	—	— (3)	(0.01)
Total dividends and distributions	(0.92)	(0.38)	(0.32)	(0.35)	(0.31)	(0.37)
Net Asset Value, End of Period	$21.09	$21.55	$19.95	$19.25	$18.97	$17.06
Total Return†	2.17%	10.01%	5.34%	3.42%	13.07%	11.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($ Thousands)	$83,549	$85,622	$81,818	$85,602	$92,131	$85,037
Ratio of net expenses to average net assets*	0.20%	0.20%	0.20%	0.18%	0.22%	0.24%
Ratio of expenses to average net assets, excluding waivers*	0.26%	0.26%	0.27%	0.20%	0.30%	0.40%
Ratio of net investment income to average net assets	3.31%	1.44%	1.30%	2.18%	1.65%	2.17%
Portfolio turnover rate	8%	9%	7%	9%	8%	7%

†	Returns shown do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
*	The expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the six month period ended December 31, 2014. All ratios for the period have been annualized.
(3)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds / Semi-Annual Report / December 31, 2014

Notes to Financial Statements (Unaudited)

December 31, 2014

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a

New Covenant Funds / Semi-Annual Report / December 31, 2014	35

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2014

Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2014, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification reference the Schedule of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

36	New Covenant Funds / Semi-Annual Report / December 31, 2014

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2014, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates

New Covenant Funds / Semi-Annual Report / December 31, 2014	37

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2014

and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, the voluntary expense limitations are 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated at any time.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

38	New Covenant Funds / Semi-Annual Report / December 31, 2014

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Effective October 1, 2012 the voluntary expense limitations are 1.02% and 0.80% for the Growth Fund and Income Fund, respectively. Prior to October 1, 2012 the voluntary expense limitations were 0.92% and 0.70% for the Growth Fund and Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: Brandywine Global Investment Management, LLC, Parametric Portfolio Associates, Sustainable Growth Advisers, LP, and Waddell & Reed Investment Management Company. Tocqueville Asset Management, LP, WestEnd Advisors, LLC and Baillie Gifford Overseas Limited were terminated from the Fund during the period.

The following are the sub-advisers for the Income Fund: J.P. Morgan Investment Management Inc., Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement — The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

New Covenant Funds / Semi-Annual Report / December 31, 2014	39

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2014

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2014, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2014 ($ Thousands):

	Financial Derivative Asset	Finanical Derivative Liability
	Variation Margin Asset	Variation Margin Liability
Fund	Futures	Futures
Income Fund	$30	$45

Total Exchange-Traded	$30	$45

Cash with a total market value of $196 ($ Thousands) has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2014.

40	New Covenant Funds / Semi-Annual Report / December 31, 2014

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2014, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)
Growth Fund	$273,428	$301,851	$—	$—
Income Fund	21,728	22,770	179,367	177,166
Balanced Growth Fund	47,972	24,917	—	—
Balanced Income Fund	8,947	6,943	—	—

The following is a summary of the transactions with affiliates for the period ended December 31, 2014:

	Value 6/30/2014 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Unrealized Gain (Loss) ($ Thousands)	Value 12/31/2014 ($ Thousands)
Balanced Growth Fund
New Covenant Growth Fund	$186,559	$37,306	$(16,733)	$1,177	$(24,530)	$183,779
New Covenant Income Fund	116,964	10,666	(8,184)	(586)	572	119,432
Balanced Income Fund
New Covenant Growth Fund	30,592	6,474	(3,919)	945	(4,676)	29,416
New Covenant Income Fund	54,295	2,474	(3,024)	(235)	215	53,725

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2014	$6,381	$16,052	$22,433	$22,433
	2013	5,361	—	5,361	5,361
Income Fund	2014	5,087	—	5,087	5,087
	2013	5,268	—	5,268	5,268
Balanced Growth Fund	2014	4,300	—	4,300	4.300
	2013	3,744	—	3,744	3,744
Balanced Income Fund	2014	1,208	338	1,546	1,546
	2013	1,330	—	1,330	1,330

As of June 30, 2014, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gains ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation Depreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$7,314	$33,947	$—	$76,762	$—	$118,023
Income Fund	421	—	(56,723)	5,035	(685)	(51,952)
Balanced Growth Fund	8	4,482	—	59,304	—	63,794
Balanced Income Fund	164	1,208	—	11,994	—	13,366

New Covenant Funds / Semi-Annual Report / December 31, 2014	41

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2014

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forwards for a maximum period of eight years and applied against future net realized gains. At June 30, 2014, the breakdown of capital loss carryforwards was as follow:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2014
Income Fund	$(52)	$(56,671)	$—	$(56,723)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ended June 30, 2014, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Income Fund	$239
Balanced Growth Fund	8,223

For Federal income tax purposes, the cost of securities owned at December 31, 2014, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments, basis adjustments from investments in registered investment companies and adjustments in treasury inflation protected securities which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2014, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Growth Fund	$355,122	$70,858	$(9,507)	$61,351
Income Fund	312,757	6,035	(1,488)	4,547
Balanced Growth Fund	259,937	47,962	(2,804)	45,158
Balanced Income Fund	74,509	10,812	(1,723)	9,089

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase

42	New Covenant Funds / Semi-Annual Report / December 31, 2014

securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2014.

New Covenant Funds / Semi-Annual Report / December 31, 2014	43

Disclosure of Fund Expenses

December 31, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$1,176.40	1.02%	$5.60
Hypothetical 5% Return	$1,000.00	$1,020.06	1.02%	$5.19
Income Fund
Actual Fund Return	$1,000.00	$1,004.70	0.80%	$4.04
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Balanced Growth Fund†
Actual Fund Return	$1,000.00	$1,104.50	0.14%	$0.74
Hypothetical 5% Return	$1,000.00	$1,024.50	0.14%	$0.71
Balanced Income Fund†
Actual Fund Return	$1,000.00	$1,061.60	0.20%	$1.04
Hypothetical 5% Return	$1,000.00	$1,024.20	0.20%	$1.02

*Expenses	are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

†Excludes	expenses of the underlying affiliated investment companies.

44	New Covenant Funds / Semi-Annual Report / December 31, 2014

Board of Trustees Considerations in Approving the

Advisory and Sub-Advisory Agreements (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requests and receives written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) the Adviser’s and Sub-Advisers’ potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance compared with peer groups of mutual funds as classified by Lipper (unless otherwise adjusted) (although for certain Funds, it may be determined that no readily available peer group comparable to such Funds is maintained by an independent party) and the Funds’ benchmark indices.

New Covenant Funds / Semi-Annual Report / December 31, 2014	45

Board of Trustees Considerations in Approving the

Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the September 15-16, 2014 and December 9-10, 2014 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the certain of the Sub-Advisory Agreements and approved the selection of certain Sub-Advisers to act in their respective capacities for the Funds. The Advisory Agreement is generally approved annually at a meeting of the Board in March of each year. A discussion of the Board’s most recent approval of the Advisory Agreement appears in the Funds’ annual report for the last fiscal year, which covers the period July 1, 2013 through June 30, 2014. A discussion of the Board’s consideration of the renewal of the Advisory Agreement is expected to appear in the Funds’ annual report for the current fiscal year, which will cover the period July 1, 2014 through June 30, 2015. The Board’s approval of the Sub-Advisory Agreements was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Sub-Advisory Agreements, including the resources of SIMC and the Sub-Advisers dedicated to the Funds;

•

the Funds’ investment performance and how it compared to that of other comparable mutual funds (although for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party) and the applicable benchmarks;

•	the Funds’ expenses under each Sub-Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	in most cases, the profitability of the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; and

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Sub-Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support renewal of the Sub-Advisory Agreements.

Fund Performance. The Board considered Fund performance in determining whether to approve new and terminate or renew existing Sub-Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria, including the fact that for certain Funds, it may have been determined that no readily available peer group comparable to such Funds is maintained by an independent party. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied that appropriate steps were being taken, but agreed that they would continue to closely monitor the Fund performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Sub-Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its

46	New Covenant Funds / Semi-Annual Report / December 31, 2014

distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Sub-Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

New Covenant Funds / Semi-Annual Report / December 31, 2014	47

NEW COVENANT FUNDS SEMI-ANNUAL REPORT JUNE 30, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

NCF-F-004

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 11, 2015

By	/s/ Peter A. Rodriquez
Peter A. Rodriguez
Controller & CFO

Date: March 11, 2015